LEASES - Maturities of operating lease liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($) ft²
LEASES
2025	$ 5,996
2026	5,259
2027	4,287
2028	4,170
2029 and thereafter	26,870
Total lease payments	46,582
Less - imputed interest	(10,120)
Present value of lease liabilities	$ 36,462
Extension term	6 years
New Leases
LEASES
ROU assets and lease liabilities	$ 25,810
Park Naymi
LEASES
Area of premises | ft²	10,500
Operating lease, initial term of contract (in years)	7 years
Extension term	5 years